Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share
Earnings Per Share

19.  Earnings Per Share

(i)   Basic earnings per share

Basic earnings per share is calculated by dividing the net income attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic earnings per share.

	Six Months Ended June 30,
	2026	2025
Weighted average number of outstanding ordinary shares in issue	865,770,498	857,038,725
Net income attributable to the Company (US$’000)	15,928	454,954
Basic earnings per share attributable to the Company (US$ per share)	0.02	0.53

(ii)  Diluted earnings per share

Diluted earnings per share is calculated by dividing the net income attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options and LTIP awards issued by the Company using the treasury stock method.

	Six Months Ended June 30,
	2026	2025
Weighted average number of outstanding ordinary shares in issue	865,770,498	857,038,725
Effect of share options and LTIP awards	7,098,996	15,525,788
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,869,494	872,564,513
Net income attributable to the Company (US$’000)	15,928	454,954
Diluted earnings per share attributable to the Company (US$ per share)	0.02	0.52